Leases (Leased Assets under Capital Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Capital Leased Assets [Line Items]
Accumulated amortization	¥ (61,349)	¥ (58,861)
Leased assets under capital leases, Net	60,655	41,269
Machinery, equipment and others
Capital Leased Assets [Line Items]
Leased assets under capital leases	92,915	93,491
Buildings
Capital Leased Assets [Line Items]
Leased assets under capital leases	¥ 29,089	¥ 6,639